UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Quality Municipal Fund, Inc. (NQI)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.2% (0.0% of Total Investments)

$1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2002B,	1/13 at 100.00	AAA	$ 1,257,035
	5.250%, 1/01/20 - MBIA Insured

	Arizona - 2.1% (1.4% of Total Investments)

2,730	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	3,036,333
	2004A, 5.000%, 7/01/15 - FSA Insured

9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	9,601,212
	5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured

	Arkansas - 1.1% (0.7% of Total Investments)

3,410	Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities Program Single Family	7/05 at 102.00	AAA	3,492,045
	Mortgage Bonds, Series 1995B, 6.700%, 7/01/27 (Alternative Minimum Tax)

3,000	University of Arkansas, Fayetteville, Revenue Bonds, UAMS Campus, Series 2004B, 5.000%, 11/01/24 -	11/14 at 100.00	Aaa	3,226,260
	MBIA Insured

	California - 23.6% (15.7% of Total Investments)

7,885	Alameda County, California, Certificates of Participation, Alameda County Public Facilities	9/06 at 102.00	AAA	8,466,361
	Corporation, Series 1991, 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	14,372,081
	Edison Company, Series 1999A, 5.450%, 9/01/29 - MBIA Insured

9,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 - MBIA Insured	10/12 at 100.00	AAA	9,350,640

20,500	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 4/01/27 - AMBAC Insured	4/12 at 100.00	AAA	21,420,860

3,750	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 - AMBAC Insured	4/14 at 100.00	AAA	3,919,425

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,000	5.000%, 12/01/24 - MBIA Insured	12/14 at 100.00	AAA	3,220,290
4,000	5.000%, 12/01/26 - MBIA Insured	12/14 at 100.00	AAA	4,260,360

5,500	California Statewide Community Development Authority, Certificates of Participation, Salk Institute	7/05 at 101.00	AAA	5,626,115
	for Biological Studies, Series 1994, 6.200%, 7/01/24 - CONNIE LEE/AMBAC Insured

2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	AAA	2,548,166
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	Series 1999:
22,985	0.000%, 1/15/24 - MBIA Insured	1/10 at 44.52	AAA	7,975,335
22,000	0.000%, 1/15/31 - MBIA Insured	1/10 at 29.11	AAA	4,906,220
50,000	0.000%, 1/15/37 - MBIA Insured	1/10 at 20.19	AAA	7,736,500

5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.125%,	3/12 at 101.00	AAA	5,253,550
	3/01/32 - AMBAC Insured

5,000	Inland Empire Solid Waste Financing Authority, California, Revenue Bonds, Landfill Improvement	8/06 at 102.00	AAA	5,354,550
	Financing Project, Series 1996B, 6.000%, 8/01/16 (Alternative Minimum Tax) (Pre-refunded to
	8/01/06) - FSA Insured

5,468	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living Housing	1/12 at 105.00	Aaa	6,178,457
	Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42

6,060	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	2/05 at 101.00	AAA	6,325,852
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 - MBIA Insured

3,615	Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds, Series	5/13 at 100.00	AAA	3,865,628
	2003D, 5.000%, 5/01/24 - MBIA Insured

2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,147,140
	Project, Series 2004A, 5.000%, 9/01/21 - XLCA Insured

	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International
	Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	7,551,432
12,690	5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	13,150,139

	Colorado - 2.1% (1.4% of Total Investments)

5,630	Arapahoe County Capital Improvement Trust Fund, Colorado, Vehicle Registration Fee Revenue Bonds,	8/05 at 103.00	AAA	5,929,178
	Highway E-470 Project, Series 1986A, 6.150%, 8/31/26 (Pre-refunded to 8/31/05) - MBIA Insured

3,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	3,955,575
	MBIA Insured

1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,346,313
	12/15/24 - FSA Insured

1,200	Widefield Water and Sanitation District, El Paso County, Colorado, Water and Sewer Revenue	12/14 at 100.00	AAA	1,286,112
	Refunding and Improvement Bonds, Series 2004, 5.000%, 12/01/25 - MBIA Insured

	Connecticut - 0.4% (0.2% of Total Investments)

2,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/22 - MBIA Insured	12/14 at 100.00	Aaa	2,177,300

	District of Columbia - 1.4% (0.9% of Total Investments)

8,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	8,566,800
	Bonds, Series 1998, 5.000%, 10/01/21 - AMBAC Insured

	Florida - 8.5% (5.7% of Total Investments)

3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,506,165
	Series 2003J, 5.000%, 6/01/22 - AMBAC Insured

2,180	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.250%, 5/01/13 - MBIA Insured	No Opt. Call	AAA	2,459,868

20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 (Alternative Minimum	10/10 at 101.00	AAA	22,213,000
	Tax) - FSA Insured

4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Monterey	7/11 at 100.00	AAA	4,320,215
	Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 (Alternative Minimum Tax) - FSA Insured

7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	7,382,340
	5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured

3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AAA	4,132,712
	8/01/16 - AMBAC Insured

7,435	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 - MBIA	10/13 at 100.00	AAA	7,860,208
	Insured

	Georgia - 0.2% (0.1% of Total Investments)

1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 - FSA Insured	11/14 at 100.00	AAA	1,082,120

	Hawaii - 6.1% (4.0% of Total Investments)

1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 - FSA Insured	7/13 at 100.00	AAA	1,747,154

	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	10,142,546
7,000	6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	7,868,350

16,180	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company	5/06 at 101.00	AAA	17,023,140
	Inc., Series 1996A, 6.200%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

	Illinois - 17.4% (11.6% of Total Investments)

10,000	Chicago, Illinois, General Obligation Bonds, Series 1995, 6.125%, 1/01/16 (Pre-refunded to	7/05 at 102.00	AAA	10,366,400
	7/01/05) - AMBAC Insured

9,500	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	1/10 at 101.00	AAA	10,258,955
	Airport, Series 1999, 5.500%, 1/01/15 (Alternative Minimum Tax) - AMBAC Insured

7,165	Illinois Development Finance Authority, Revenue Bonds, Bradley University Project, Series 1999,	8/09 at 101.00	AAA	8,035,977
	5.500%, 8/01/29 (Pre-refunded to 8/01/09) - AMBAC Insured

25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	27,930,500
	2/15/30 - AMBAC Insured

15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 - FSA	4/12 at 100.00	AAA	17,106,362
	Insured

13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 - FSA	5/11 at 100.00	AAA	14,376,029
	Insured

18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,007,580
	Project, Series 2002A, 0.000%, 12/15/24 - MBIA Insured

10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	11,225,800
	2001B, 5.250%, 8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured

	Indiana - 2.4% (1.6% of Total Investments)

	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,
	Series 2003B:
2,550	5.000%, 7/15/17 - FGIC Insured	7/13 at 100.00	AAA	2,764,685
1,610	5.000%, 7/15/19 - FGIC Insured	7/13 at 100.00	AAA	1,735,886

7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%, 6/01/15 -	No Opt. Call	AAA	9,864,399
	AMBAC Insured

	Kansas - 0.5% (0.4% of Total Investments)

3,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 - FGIC	10/13 at 100.00	AAA	3,248,820
	Insured

	Kentucky - 4.3% (2.9% of Total Investments)

	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare
	Inc., Series 2000C:
6,345	0.000%, 10/01/27 - MBIA Insured	10/13 at 101.00	AAA	6,802,094
18,185	0.000%, 10/01/28 - MBIA Insured	10/13 at 101.00	AAA	19,426,672

	Louisiana - 3.0% (2.0% of Total Investments)

13,170	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1995, 6.200%, 10/01/21 - AMBAC	10/05 at 101.00	AAA	13,641,618
	Insured

4,045	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	4,282,684
	11/01/15 - FSA Insured

	Maine - 1.5% (1.0% of Total Investments)

8,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	AAA	8,909,760
	7/01/29 - MBIA Insured

	Maryland - 1.4% (0.9% of Total Investments)

7,535	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	8,333,409
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 (Alternative Minimum Tax) -
	AMBAC Insured

	Massachusetts - 1.9% (1.2% of Total Investments)

5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	5,237,850
	5.000%, 7/01/27 - FGIC Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 - FGIC Insured	1/14 at 100.00	AAA	1,386,450
1,000	5.250%, 1/01/22 - FGIC Insured	1/14 at 100.00	AAA	1,105,980
1,195	5.250%, 1/01/23 - FGIC Insured	1/14 at 100.00	AAA	1,317,846
2,000	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	2,200,840

	Michigan - 0.8% (0.5% of Total Investments)

4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	5,043,550
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

	Minnesota - 0.0% (0.0% of Total Investments)

127	St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program, Single Family Residential	4/05 at 100.00	Aaa	127,074
	Mortgage Revenue Bonds, Series 1991A, 7.250%, 4/20/23

	Mississippi - 1.6% (1.0% of Total Investments)

2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	AAA	3,435,343
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 - FGIC Insured

2,715	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	AAA	3,580,026
	Revenue Refunding Bonds, Series 1991B, 7.750%, 2/01/14 - FGIC Insured

2,350	Mississippi Home Corporation, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	6/06 at 105.00	Aaa	2,440,734
	1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)

	Nevada - 6.9% (4.5% of Total Investments)

33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	35,689,985
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	5,965,903
	Corridor Project, Series 2002, 5.125%, 6/01/32 - AMBAC Insured

	New Jersey - 0.6% (0.4% of Total Investments)

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,700	5.000%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	1,834,317
1,700	5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,828,792

	New Mexico - 1.9% (1.2% of Total Investments)

6,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison	4/05 at 100.00	A3	6,162,600
	Company - Four Corners Project, Series 1991A, 7.200%, 4/01/21

	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,420	5.000%, 6/01/22 - AMBAC Insured	6/14 at 100.00	AAA	1,534,793
3,290	5.000%, 6/01/23 - AMBAC Insured	6/14 at 100.00	AAA	3,545,304

	New York - 16.7% (11.1% of Total Investments)

8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	8,541,040
	2002A, 5.000%, 7/01/25 - FGIC Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1991A:
2,000	8.000%, 3/15/11 (Pre-refunded to 3/15/05) - FSA Insured	3/05 at 100.00	AAA	2,014,520
6,000	7.250%, 3/15/19 (Pre-refunded to 3/15/05) - FSA Insured	3/05 at 100.00	AAA	6,038,340

10,335	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/05 at 101.00	AAA	10,589,138
	Fiscal Series 1996A, 6.000%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

11,760	Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds, Series 1999,	5/10 at 101.00	AAA	13,197,307
	5.750%, 5/15/30 - AMBAC Insured

7,000	New York State Energy Research and Development Authority, Facilities Revenue Refunding Bonds,	7/05 at 102.00	A1	7,232,680
	Consolidated Edison Company Inc., Series 1995A, 6.100%, 8/15/20

10,875	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	11,429,299
	1996A, 6.125%, 11/01/20 - FSA Insured

4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%, 10/01/19	10/09 at 100.00	AAA	4,430,286
	(Alternative Minimum Tax) - MBIA Insured

12,000	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, New York	2/05 at 102.00	AAA	12,262,560
	and Presbyterian Hospital, Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05) - AMBAC Insured

15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	16,990,500
	Series 2002D, 5.500%, 10/01/17 - MBIA Insured

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,630	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,755,184
1,675	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,795,299

5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Bonds,	11/13 at 100.00	AAA	5,229,400
	Series 2003A, 5.000%, 11/15/32 - FGIC Insured

	North Carolina - 0.3% (0.2% of Total Investments)

1,720	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/16 - AMBAC	6/13 at 101.00	AAA	1,890,383
	Insured

	Ohio - 2.2% (1.5% of Total Investments)

7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 - FGIC	6/14 at 100.00	AAA	7,834,750
	Insured

5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series 1999A,	9/09 at 102.00	AAA	5,498,500
	5.500%, 9/01/29 - AMBAC Insured

	Pennsylvania - 2.8% (1.9% of Total Investments)

7,000	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	1/08 at 101.00	AAA	7,363,020
	Series 1997A, 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

7,250	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	8/05 at 102.00	AAA	7,525,718
	Bonds, Pennsylvania Power and Light Company Project, Series 1995A, 6.150%, 8/01/29 - MBIA Insured

2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%,	12/15 at 100.00	AAA	2,155,160
	12/01/23 (WI, settling 2/03/05) - FGIC Insured

	Puerto Rico - 1.0% (0.6% of Total Investments)

5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	5,880,200
	7/01/16 - FGIC Insured

	South Carolina - 0.5% (0.4% of Total Investments)

3,000	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AAA	3,237,810
	2/01/22 - AMBAC Insured

	Tennessee - 0.9% (0.6% of Total Investments)

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding
	Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 - FSA Insured	1/13 at 52.75	AAA	2,666,100
5,000	0.000%, 1/01/25 - FSA Insured	1/13 at 49.71	AAA	1,672,600
2,750	0.000%, 1/01/26 - FSA Insured	1/13 at 46.78	AAA	863,748

	Texas - 22.2% (14.8% of Total Investments)

8,000	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/05 at 102.00	AAA	8,325,280
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

5,275	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 11/15/20 -	11/07 at 100.00	AAA	5,567,446
	FSA Insured

3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 - FSA Insured	7/14 at 100.00	AAA	3,478,721

3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,358,500
	Series 2001A, 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	3,916,372
	2003, 5.125%, 2/15/31 - FSA Insured

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
1,165	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	1,250,127
2,235	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	2,494,729

4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 - FSA	3/11 at 100.00	AAA	4,736,970
	Insured

4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19	7/10 at 100.00	AAA	5,070,248
	(Alternative Minimum Tax) - FSA Insured

5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -	5/14 at 100.00	AAA	5,490,800
	FGIC Insured

17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	20,617,940
	5.750%, 12/01/32 - FSA Insured

19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue	8/11 at 100.00	AAA	20,320,704
	Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 - AMBAC Insured

6,000	Laredo Community College District, Texas, Limited Tax General Obligation Bonds, Series 2001,	8/10 at 100.00	AAA	6,514,680
	5.375%, 8/01/31 - AMBAC Insured

2,000	Laredo Independent School District, Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	AAA	2,089,620
	Series 2004A, 5.000%, 8/01/24 - AMBAC Insured

22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children's Medical	8/12 at 101.00	AAA	23,389,084
	Center of Dallas, Series 2002, 5.250%, 8/15/32 - AMBAC Insured

17,429	Tarrant County Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	3/12 at 105.00	Aaa	18,765,804
	Housing Revenue Bonds, Bardin Green Apartments Project, Series 2001, 6.600%, 9/20/42

	Utah - 0.8% (0.5% of Total Investments)

4,655	Salt Lake City, Utah, Hospital Revenue Refunding Bonds, IHC Hospitals Inc., Series 1988A, 8.000%,	5/05 at 100.00	AAA	4,952,455
	5/15/07

	Washington - 11.1% (7.3% of Total Investments)

10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Refunding	7/11 at 101.00	AAA	11,568,442
	Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured

4,670	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	5,142,651
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)

15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	17,080,570
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42

5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 - FSA	12/10 at 100.00	AAA	5,472,200
	Insured

1,600	Vancouver, Washington, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 6/01/14 - FGIC	No Opt. Call	AAA	1,808,704
	Insured

10,000	Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/19 - MBIA Insured	1/12 at 100.00	AAA	10,838,100

2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	2,746,174
	5.375%, 12/01/19 - MBIA Insured

11,750	Washington State Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	7/08 at 102.00	AAA	12,709,030
	1998A, 5.125%, 7/01/17 - MBIA Insured

	West Virginia - 2.3% (1.5% of Total Investments)

12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and Jobs	10/10 at 100.00	AAA	14,126,803
	Development Council Program, Series 2000A, 5.500%, 10/01/39 - FSA Insured

	Wisconsin - 0.4% (0.3% of Total Investments)

2,180	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 - FSA Insured	11/14 at 100.00	Aaa	2,315,531

$946,289	Total Long-Term Investments (cost $851,172,393) - 151.1%			917,237,326

	Other Assets Less Liabilities - 1.3%			7,714,023

	Preferred Shares, at Liquidation Value - (52.4)%			(318,000,000)

	Net Assets Applicable to Common Shares - 100%			$606,951,349

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At January 31, 2005, the cost of investments was $850,837,736.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$66,480,820
	Depreciation	(81,230)

	Net unrealized appreciation of investments	$66,399,590

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.